Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,476,188.8
Previously Paid Amount	0
Total Fee Amount	1,446.76
Total Offset Amount	0
Net Fee	$ 1,446.76
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A